CONVERTIBLE SUBORDINATED NOTES (Tables)	12 Months Ended
Dec. 31, 2013
CONVERTIBLE SUBORDINATED NOTES [Abstract]
Schedule of Convertible Notes Roll Forward

	Series A	Series B
	Principal amount NIS in thousands
Balance at beginning of year	40,537	16,543
Conversion	65	-,-
Redemption	4,310	560
Balance at end of year	36,162	15,983

*	Excluding NIS 26,000 thousand principal amount that were purchased in the open market by Orckit-Corrigent Ltd., a wholly-owned subsidiary of the Company in 2009.

Schedule of Convertible Notes Principal Payments
	Series A	Series B
	In thousands
July 2014	$10,418	$220
December 2017	-,-	4,384
	$10,418	$4,604